Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of movements in share capital
The movements in the Company’s share capital, share premium and treasury shares accounts for the years ended December 31, 2020, 2019 and 2018 are set out in the following table:

		Issued share capital	Share premium	Treasury shares	Increase / (Decrease) in net assets	Price per share	Issued share capital	Treasury shares	Outstanding share capital
		In KUSD					Number of shares issued	Number of shares (held or received) / delivered	Number of shares outstanding
December 18, 2018	Issuance of share capital	4	—	—	4	CHF 0.08	450,000	—	450,000
December 18, 2018	Transaction costs, issuance of share capital		(28)	—	(28)		—	—	—
Movements during the year ended December 31, 2018		4	(28)	—	(24)		450,000	—	450,000
Balances as of January 1, 2018, revised for share consolidation and share split		397	452,296	—	452,693		47,375,000	—	47,375,000
Balance at December 31, 2018		401	452,268	—	452,669		47,825,000	—	47,825,000

February 6, 2019	Increase share capital	1	—	—	1	CHF 0.008	75,000	—	75,000
February 6, 2019	Transaction costs, increase in share capital	—	(19)	—	(19)		—	—	—
June 7, 2019	Increase in share capital	22	75,578	—	75,600	CHF 0.008	2,700,000	—	2,700,000
June 7, 2019	Transaction costs, increase in share capital	—	(1,432)	—	(1,432)		—	—	—
June 14, 2019	Increase in share capital	—	700	—	700	CHF 0.008	25,000	—	25,000

June 14, 2019	Transaction costs, increase in share capital	—	(13)	—	(13)		—	—	—
July 5, 2019	Increase in share capital	7	26,943	—	26,950	CHF 0.008	962,500	—	962,500
July 5, 2019	Transaction costs, increase in share capital	—	(306)	—	(306)		—	—	—
August 22, 2019	Transfer from share premium for par value increase	3,789	(3,789)	—	—		—	—	—
September 2, 2019	Purchase of treasury shares	141	—	(141)	—	CHF 0.08	1,750,000	(1,750,000)	—
September 2, 2019	Transaction costs, increase in share capital	—	(8)	—	(8)		—	—	—
December 16, 2019	Sale of treasury shares	—	—	41	41	CHF 0.08	—	509,460	509,460
Movements during the year ended December 31, 2019		3,960	97,654	(100)	101,514		5,512,500	(1,240,540)	4,271,960
Balances as of January 1, 2019, revised for share consolidation and share split		401	452,268	—	452,669		47,825,000	—	47,825,000
Balance at December 31, 2019		4,361	549,922	(100)	554,183		53,337,500	(1,240,540)	52,096,960
April 15, 2020	Shares surrendered by Share Purchase Plan 2013 and Share Purchase Plan 2016 participants to settle share purchase plan promissory notes	—	11,208	(11,208)	—	USD 18.75	—	(597,774)	(597,774)
April 16, 2020	Issuance of shares per shareholder's agreement addendum through capitalization of reserves	393	(393)	—	—	CHF 0.08	4,777,996	—	4,777,996
April 24, 2020	Elimination of fractional holdings	—	—	—	—	CHF 0.08	—	51	51
May 19, 2020	Issuance of shares to be held as treasury	34	—	(34)	—	CHF 0.08	408,873	(408,873)	—
May 19, 2020	Grant of shares to settle Incentive Plan 2014 awards, net	—	(29)	29	—	CHF 0.08	—	356,144	356,144
May 19, 2020	Issuance of shares at IPO	1,007	231,661	—	232,668	USD 19.00	12,245,631	—	12,245,631
May 19, 2020	Sale of shares under greenshoe option	—	23,591	11,309	34,900	USD 19.00	—	1,836,844	1,836,844
May 19, 2020	Transaction costs, IPO and greenshoe option	—	(23,355)	—	(23,355)		—	—	—
September 28, 2020	Issuance of shares at follow-on offering	519	203,481	—	204,000	USD 34.00	6,000,000	—	6,000,000
September 28, 2020	Transaction costs, follow-on offering	—	(15,084)	—	(15,084)		—	—	—
September 30, 2020	Other	—	—	—	—	CHF 0.08	—	2,796	2,796
December 14, 2020	Shares issued for exercise of option awards	—	34	—	34	CHF 0.08	—	1,861	1,861
December 16, 2020	Shares issued for exercise of option awards	—	10	—	10	CHF 0.08	—	517	517
December 29, 2020	Shares issued for exercise of option awards	—	10	—	10	CHF 0.08	—	517	517
Movements during the year ended December 31,2020		1,953	431,134	96	433,183		23,432,500	1,192,083	24,624,583
Balances reported at December 31, 2019, revised for share consolidation and share split		4,361	549,922	(100)			53,337,500	(1,240,540)	52,096,960
Balance at December 31, 2020		6,314	981,056	(4)			76,770,000	(48,457)	76,721,543